RELATED PARTY TRANSACTIONS	6 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS
NOTE 3 – RELATED PARTY TRANSACTIONS

Bruce Minsky, a member of the Board, provided legal services to the Company in the amount of $3,278 for the period ended September 30, 2011, and is owed a total of $77,750 for the period ended September 30, 2011.